Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2021	December 31, 2020
Receivable from contracts with customers	55,704	70,658
Receivable from contracts with customers - TI Pool	139,672	99,236
Accrued income	8,480	8,149
Accrued interest	580	441
Deferred charges	22,083	21,239
Deferred fulfillment costs	1,156	714
Other receivables	7,977	12,046
Lease receivables	2,091	1,981
Derivatives	2	15
Total trade and other receivables	237,745	214,479